Risk and Capital Management- Summary of VaR Total - Historical Simulation (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 696	R$ 223
Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1,257	431
Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	13	24
Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	24	30
Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	4	1
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	(602)	(263)
Average [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	441	282
Average [Member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	937	614
Average [Member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	18	20
Average [Member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	42	23
Average [Member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	4	2
Bottom of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	198	166
Bottom of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1,411	1,961
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	10	9
Bottom of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	17	9
Bottom of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1	1
Top of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	707	763
Top of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	425	292
Top of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	37	71
Top of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	98	49
Top of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 8	R$ 4